BASIS OF PRESENTATION - Unaudited Condensed Consolidated Statement of Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net cash used in operating activities
Net loss	$ (3,761)	$ (3,144)	$ (9,196)	$ (17,395)	$ (26,078)	$ (30,112)
Stock-based compensation	174	(10)	(88)	(251)	(300)	1,029
Accounts receivable, net	$ 1,536	2,256	6,436	9,511	11,542	12,667
Income taxes		(796)	(815)
Deferred income taxes		(796)		833	$ (807)	$ 191
As Previously Reported
Net cash used in operating activities
Net loss		(4,314)	(9,576)	(17,015)
Stock-based compensation			56	(107)
Accounts receivable, net			6,055	9,130
Income taxes		374	(198)
Deferred income taxes				216
Adjustments
Net cash used in operating activities
Net loss		1,170	380	(380)
Stock-based compensation			(144)	(144)
Accounts receivable, net			381	381
Income taxes		$ (1,170)	$ (617)
Deferred income taxes				$ 617